COMMON STOCK AND DIVIDENDS, Restrictions on distribution of retained earnings (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 ARS ($)
COMMON STOCK AND DIVIDENDS [Abstract]
Percentage of net income must be appropriated into legal reserve	5.00%
Unappropriated retained deficit	$ 0
Percentage of reserve for legally binding	20.00%
Percentage of net income share with regular employees	0.25%
Withholding tax rate of income tax	35.00%
Period of investment plan	5 years